ACQUISITIONS AND DISPOSALS (Acquisition of New Spring Group) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CNY (¥)	Dec. 31, 2018 CNY (¥)
Business Acquisition [Line Items]
Non-controlling interest			¥ 99,480
New Spring Group | Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") [Member] | Guangzhou New Spring Hospital Management Co., Ltd.
Business Acquisition [Line Items]
Cash consideration in agreement	$ 7,560	¥ 8,400
Non-controlling interest		3,078
Total	$ 8,400	¥ 11,478